RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Impact of Restatement on Financial Statements
The impact of the restatement on the Company’s financial statements is reflected in the following table.
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$168,043,280	$31,956,720	$200,000,000
Class A ordinary shares	$320	$(320)	$—
Additional paid-in capital	$7,067,430	$(7,067,430)	$—
Accumulated deficit	$(2,068,240)	$(24,888,970)	$(26,957,210)
Total shareholders’ equity (deficit)	$5,000,010	$(31,956,720)	$(26,956,710)

Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$170,611,550	$29,388,450	$200,000,000
Class A ordinary shares	$294	$(294)	$—
Additional paid-in capital	$4,499,186	$(4,499,186)	$—
Retained earnings (accumulated deficit)	$500,027	$(24,888,970)	$(24,388,943)
Total shareholders’ equity (deficit)	$5,000,007	$(29,388,450)	$(24,388,443)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$166,853,030	$(166,853,030)	$—
Change in value of Class A ordinary shares subject to possible redemption	$1,190,250	$(1,190,250)	$—

Statement of Cash Flows for the Three Months Ended June 30, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$166,853,030	$(166,853,030)	$—
Change in value of Class A ordinary shares subject to possible redemption	$3,758,520	$(3,758,520)	$—

Statement of Operations for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,000,000	(10,666,667)	9,333,333
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.15)	$(0.15)
Weighted average shares outstanding, Class B ordinary shares	4,666,667	—	4,666,667
Basic and diluted net loss per share, Class B ordinary shares	$(0.44)	$0.29	$(0.15)

Statement of Operations for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,000,000	—	20,000,000
Basic and diluted net income per share, Class A ordinary shares	$—	$0.10	$0.10
Weighted average shares outstanding, Class B ordinary shares	5,000,000	—	5,000,000
Basic and diluted net loss per share, Class B ordinary shares	$0.51	$(0.41)	$0.10
	As Previously Reported	Adjustment	As Restated
Statement of Operation for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,000,000	(5,222,222)	14,777,778
Basic and diluted net income per share, Class A ordinary shares	$—	$0.03	$0.03
Weighted average shares outstanding, Class B ordinary shares	4,834,254	(94,671)	4,739,583
Basic and diluted net loss per share, Class B ordinary shares	$0.10	$(0.07)	$0.03